Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payments [abstract]
Exercisable date, exercise price and number of outstanding share options

Tranche	Exercisable date	Exercise price (per share in RMB)	Outstanding share options

1	6 January 2017	3.85	—
2	6 January 2018	3.85	9,552,250
3	6 January 2019	3.85	9,552,250

Significant inputs into option pricing model

	Granting date

Spot share price	RMB	4.51
Exercise price	RMB	4.20
Expected volatility		41.20%
Maturity (years)		5.00
Risk-free interest rate		3.39%~3.67%
Dividend yield		1.00%